Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period (Details)	Jan. 31, 2026	Oct. 31, 2025
Upside | Canada | First 12 months
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	4.30%	3.60%
Corporate BBB 10-year spread	1.20%	1.20%
Unemployment rates	5.80%	6.00%
Housing Price Index	3.20%	3.90%
Upside | Canada | Remaining horizon
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	3.00%	2.80%
Corporate BBB 10-year spread	1.80%	1.80%
Unemployment rates	5.30%	5.50%
Housing Price Index	5.40%	5.80%
Upside | United States | First 12 months
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	4.80%	4.50%
Corporate BBB 10-year spread	0.80%	0.80%
Unemployment rates	3.70%	3.60%
Housing Price Index	4.30%	3.70%
Upside | United States | Remaining horizon
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.50%	2.40%
Corporate BBB 10-year spread	1.50%	1.50%
Unemployment rates	3.30%	3.10%
Housing Price Index	3.90%	3.90%
Base | Canada | First 12 months
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.40%	1.10%
Corporate BBB 10-year spread	1.80%	1.70%
Unemployment rates	6.60%	7.10%
Housing Price Index	(1.00%)	(0.40%)
Base | Canada | Remaining horizon
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.10%	2.10%
Corporate BBB 10-year spread	2.00%	2.00%
Unemployment rates	6.40%	6.40%
Housing Price Index	3.00%	3.40%
Base | United States | First 12 months
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.00%	1.70%
Corporate BBB 10-year spread	1.50%	1.50%
Unemployment rates	4.70%	4.50%
Housing Price Index	1.20%	0.70%
Base | United States | Remaining horizon
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.90%	1.80%
Corporate BBB 10-year spread	1.90%	1.90%
Unemployment rates	4.30%	4.40%
Housing Price Index	2.50%	2.40%
Downside | Canada | First 12 months
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(2.40%)	(2.70%)
Corporate BBB 10-year spread	3.50%	3.40%
Unemployment rates	9.40%	9.40%
Housing Price Index	(11.10%)	(10.50%)
Downside | Canada | Remaining horizon
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.60%	1.60%
Corporate BBB 10-year spread	3.00%	3.00%
Unemployment rates	9.60%	9.60%
Housing Price Index	(1.30%)	(0.70%)
Downside | United States | First 12 months
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(2.20%)	(2.30%)
Corporate BBB 10-year spread	3.50%	3.50%
Unemployment rates	7.10%	6.80%
Housing Price Index	(11.10%)	(11.60%)
Downside | United States | Remaining horizon
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.50%	1.40%
Corporate BBB 10-year spread	3.00%	3.00%
Unemployment rates	7.50%	7.50%
Housing Price Index	(1.10%)	(1.10%)
Severe downside | Canada | First 12 months
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(3.80%)	(4.00%)
Corporate BBB 10-year spread	4.20%	4.20%
Unemployment rates	10.00%	9.90%
Housing Price Index	(20.20%)	(19.40%)
Severe downside | Canada | Remaining horizon
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.20%	1.20%
Corporate BBB 10-year spread	3.50%	3.50%
Unemployment rates	10.50%	10.50%
Housing Price Index	(5.00%)	(5.00%)
Severe downside | United States | First 12 months
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(3.30%)	(3.50%)
Corporate BBB 10-year spread	4.60%	4.60%
Unemployment rates	7.80%	7.50%
Housing Price Index	(20.10%)	(20.00%)
Severe downside | United States | Remaining horizon
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.30%	1.30%
Corporate BBB 10-year spread	3.60%	3.60%
Unemployment rates	8.70%	8.40%
Housing Price Index	(4.30%)	(4.30%)